Asbestos - Asbestos Adjustments (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 AUD	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)
Change in estimates:
Change in actuarial estimate - asbestos liability	$ (340.3)	(369.1)	$ (163.0)	$ (67.8)
Change in actuarial estimate - insurance receivable	31.2		27.9	49.8
Change in estimate - AICF claims-handling costs	0.9	1.0	5.9	8.4
Subtotal - Change in estimates	(308.2)		(129.2)	(9.6)
Recovery of Insurance Receivables	15.2	16.5	11.9
Gain (loss) on foreign currency exchange	97.2		0.2	(6.2)
Total Asbestos Adjustments	$ (195.8)		$ (117.1)	$ (15.8)